Operating Expenses	12 Months Ended
Dec. 31, 2023
Operating Expenses [Abstract]
OPERATING EXPENSES

17 — OPERATING EXPENSES

For the years ended at December 31, 2023, 2022 and 2021 expenses consist of the following:

	January 1 – Dec 31, 2023	January 1 – Dec 31, 2022	January 1 – Dec 31, 2021
Cost of revenue	24,084,598	27,092,577	16,955,555
Research and development expenses	1,954,842	1,877,907	1,038,547
General and administrative expenses	15,130,045	9,040,589	6,053,503
Selling and marketing expenses	7,347,777	1,646,144	1,256,315
Total	48,517,262	39,657,217	25,303,920

For the years ended at December 31, 2023, 2022 and 2021 cost of revenue comprised the following:

	January 1 – Dec 31, 2023	January 1 – Dec 31, 2022	January 1 – Dec 31, 2021
Depreciation and amortization expense	9,322,334	8,456,349	5,203,696
Personnel expenses	6,285,287	7,702,964	5,188,288
Operating lease expense	2,210,841	3,390,748	886,151
Rental vehicle maintenance and repair expense	2,286,401	3,412,207	2,578,642
Data cost expense	953,238	1,388,243	698,599
Fuel expenses	440,159	771,863	270,161
Electricity expense	352,486	439,664	145,896
Rent expense	307,326	154,905	553,431
Loss on disposal of assets	331,491	143,527	178,619
Transportation expense	302,459	118,561	43,987
Commission expenses	293,411	327,227	259,271
Service vehicle maintenance expense	146,034	236,760	242,188
Warehouse expense	85,205	109,796	62,478
Inventory provision expense	62,805	—	—
Occupancy tax expense	105,280	111,153	554,253
Office expenses	25,275	2,512	—
Other	574,566	326,098	89,895
Total	24,084,598	27,092,577	16,955,555

For the years ended at December 31, 2023, 2022 and 2021 general and administrative expenses comprise the following:

	January 1 – Dec 31, 2023	January 1 – Dec 31, 2022	January 1 – Dec 31, 2021
Personnel expenses	8,277,874	5,876,014	3,154,926
Consulting & legal expense	4,344,986	1,334,304	1,466,165
Depreciation and amortization expense	680,959	640,590	269,341
Insurance expense	328,014	—	—
Loss on disposal	235,185	—	—
Office expenses	276,905	301,422	169,816
Communication expense	165,436	87,886	119,500
Travelling expense	163,411	148,672	21,647
Transportation expense	159,869	161,727	137,632
Non-income-based taxes	109,566	37,820	446,764
Software expense	44,909	134,423	102,518
Other	342,931	317,731	165,194
Total	15,130,045	9,040,589	6,053,503

For the years ended at December 31, 2023, 2022 and 2021 selling and marketing expenses comprise the following:

	January 1 – Dec 31, 2023	January 1 – Dec 31, 2022	January 1 – Dec 31, 2021
Social media expense	2,444,491	1,046,590	148,110
Advertising consulting expense	2,501,107	178,403	78,736
Promotional operating expense	781,886	257,039	102,207
Rider referral program expense	532,103	66,586	105,756
Personnel expense	518,240	—	—
Data cost expense	505,889	—	—
Other	64,061	97,526	821,506
Total	7,347,777	1,646,144	1,256,315